Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 16,133	$ 187,664	$ 774,192
Prepaid expenses	111,079	97,538	198,983
Total current assets	127,212	285,202	973,175
Marketable securities held in Trust Account	158,368,990	156,693,598	154,449,121
Total assets	158,496,202	156,978,800	155,422,296
Current liabilities:
Accrued offering costs		0	112,485
Accounts payable and accrued expenses	1,817,299	1,258,337	215,247
Due to related party	71,024	31,979	2,275
Income taxes payable	734,526	391,198	0
Total current liabilities	2,622,849	1,681,514	330,007
Deferred underwriting fees payable	0	5,405,436	5,405,436
Total liabilities	2,622,849	7,086,950	5,735,443
Commitments and Contingencies (Note 5)
Shareholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital		0	0
Accumulated deficit	(1,308,073)	(6,018,111)	(4,762,700)
Total shareholders' deficit	(1,307,641)	(6,017,679)	(4,762,268)
Total Liabilities and Shareholders' Deficit	158,496,202	156,978,800	155,422,296
Common Class A [Member]
Current liabilities:
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 15,444,103 shares issued and outstanding subject to possible redemption	157,180,994	155,909,529	154,449,121
Shareholders' equity (deficit):
Common stock value	46	46	46
Common Class B [Member]
Shareholders' equity (deficit):
Common stock value	$ 386	$ 386	$ 386